Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Unpaid cash consideration	[1]	¥ 16,788	$ 2,506	¥ 0
SendCloud [Member]
Unpaid cash consideration		¥ 16,788

[1]	The balance represents the remaining unpaid cash consideration of RMB16,788 from the acquisition of SendCloud (see Note 6 for details).